Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total
Balance at Dec. 31, 2016	$ 5,822	$ 41,498	$ 51,671	$ (3,801)	$ (4,173)	$ 91,017
Increase (Decrease) in Stockholders' Equity
Net income	0	0	3,414	0	0	3,414
Other comprehensive income (loss)	0	0	0	(643)	0	(643)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	0	0	1,218	(1,218)	0	0
Stock based compensation expense	0	3	0	0	0	3
Purchase of treasury stock	0	0	0	0	(878)	(878)
Stock dividend	225	3,941	(4,166)	0	0	0
Cash dividends declared, common stock	0	0	(1,542)	0	0	(1,542)
Balance at Dec. 31, 2017	6,047	45,442	50,595	(5,662)	(5,051)	91,371
Increase (Decrease) in Stockholders' Equity
Net income	0	0	10,714	0	0	10,714
Other comprehensive income (loss)	0	0	0	(437)	0	(437)
Issuance of stock under equity compensation plan	0	(51)	0	0	186	135
Purchase of treasury stock	0	0	0	0	(179)	(179)
Stock dividend	232	4,782	(5,014)	0	0	0
Cash dividends declared, common stock	0	0	(2,190)	0	0	(2,190)
Balance at Dec. 31, 2018	6,279	50,173	54,105	(6,099)	(5,044)	99,414
Increase (Decrease) in Stockholders' Equity
Net income	0	0	16,114	0	0	16,114
Other comprehensive income (loss)	0	0	0	2,344	0	2,344
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02						0
Stock dividend	241	5,554	(5,795)	0	0	0
Cash dividends declared, common stock	0	0	(2,834)	0	0	(2,834)
Balance at Dec. 31, 2019	$ 6,520	$ 55,727	$ 61,590	$ (3,755)	$ (5,044)	$ 115,038